SEMI-ANNUAL REPORT AS OF
AUGUST 31, 1996 (UNAUDITED)


SEI INTERNATIONAL
TRUST



================================================================================
International Equity
================================================================================
Emerging Markets Equity
================================================================================
International Fixed Income
================================================================================


SEI

STATEMENT OF NET ASSETS
================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)


INTERNATIONAL
EQUITY PORTFOLIO

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 96.1%
AUSTRALIA -- 2.2%
   Advance Bank Australia            233,500        $  997
   Amcor                              27,000           165
   Australia & New Zealand Bank       62,784           328
   Boral                              93,400           225
   Broken Hill Proprietary            67,000           912
   Coca Cola Amatil                   10,000           130
   Coles Myer                         38,000           132
   CRA                                16,525           251
   Email                              53,200           134
   Foodland                           91,500           321
   Fosters Brewing                    67,800           124
   Futuris                            64,890            74
   General Property Trust             75,000           136
   Goodman Fielder                   103,000           107
   Incitec                            25,200           127
   Lend Lease                         10,800           177
   M.I.M. Holdings                   102,000           131
   Mayne Nickless                     23,000           154
   National Australia Bank           244,772         2,386
   Newscorp                           67,900           362
   Pacific Magazines & Print         100,300           269
   Pioneer                            50,600           146
   Publishing & Broadcasting          25,000           118
   Qantas Airways                     61,000            96
   Qct Resouces                       82,000           111
   Rothmans Holdings                  71,400           401
   Santos                             35,000           134
   Western Mining*                    64,325           448
   Westpac Banking                   175,807           863
   Woodside Petroleum                 16,200            96
                                                ----------
                                                    10,055
                                                ----------
AUSTRIA -- 0.5%
   Bank Fuer Oberoesterr               1,600            91
   Omv                                 7,550           754
   SCA Laakirchen                        100            44
   Vienna International Airport       14,350         1,002
   Vorarlberger Kraftwerke               600           195
                                                ----------
                                                     2,086
                                                ----------
BELGIUM -- 1.6%
   Arbed                               2,910           330
   Banque Bruxelles Lambert*           2,600           503
   CMB                                 4,570           365
   Electrabel                          5,090         1,125
   Gevaert                               910            59
   GIB                                27,117         1,197
   Kredietbank                         5,090         1,614
   Solvay                              1,500           877
   Tessenderlo                           400           144
   Tractabel                           2,460         1,039
                                                ----------
                                                     7,253
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
CANADA -- 1.7%
   Bank of Montreal                   18,500        $  454
   Bank of Nova Scotia                43,900         1,088
   Canadian Imperial Bank             32,600         1,088
   Cascades                           19,500            86
   CCL Industries, series B           14,000           130
   Dominion Textile                   13,200            71
   Dorset Exploration*                17,400            63
   Finning Limited                     6,300           120
   London Insurance                   12,700           287
   National Bank Canada               33,000           279
   Nova                               93,900           834
   Nova Scotia Power                  13,600           127
   Oshawa Group                       23,300           359
   Philip Environmental*              36,700           292
   Royal Bank of Canada               39,300           987
   Slocan Forest Products             12,100           130
   Stelco*                            57,900           277
   Toronto Dominion                   39,900           761
                                                ----------
                                                     7,433
                                                ----------
DENMARK -- 0.6%
   Kobenhavns Lufthavne               11,140         1,101
   Novo Nordisk, series B              8,203         1,261
   Sparekassen Bikuben*               12,580           460
                                                ----------
                                                     2,822
                                                ----------
FINLAND -- 0.1%
   Enso Oy, series A                  43,300           370
   Finnlines                           3,600            77
                                                ----------
                                                       447
                                                ----------
FRANCE -- 8.4%
   Bazar de L'hotel de Ville             850            79
   Bertrand Faure                      9,100           299
   Bic                                 3,650           533
   Bollore Technologies                2,150           219
   Bongrain                              825           377
   C.G.I.P.                            1,750           416
   Carrefour                           2,772         1,401
   Casino                              2,668           105
   Castorama Dubois                    7,837         1,523
   Cetelem                             6,644         1,388
   Christian Dior                      8,000           964
   CIC Union Europe                    1,200            85
   Colas                               1,950           298
   Credit Commerce France             24,200         1,112
   Credit Local de France             11,250           926
   Credit Lyonnais*                    3,147            69
   Credit National                     6,800           436
   De Dietrich et Compagnie            3,100           130
   Devanlay                              600            59
   Devanlay SA Rights*                   600             6
   Dollfus Mieg                        2,300            92

STATEMENT OF NET ASSETS
================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)


INTERNATIONAL
EQUITY PORTFOLIO--CONTINUED

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------



   Ecia                                  550      $     74
   Eiffage                             1,705           133
   Elf Aquitaine                      35,541         2,589
   Elf Gabon                             300            63
   Eridania Beghin Say                 6,900           970
   Europe 1 Communication                400            84
   Fromageries Bel                        50            46
   Gaumont                             4,300           296
   Generale des Eaux                      15             1
   Havas                              12,750           856
   Imetal                              5,150           679
   Interbail                             100             4
   La Rochette*                        7,750            45
   Lafarge                            18,115         1,002
   Lagardere Groupe                   13,050           311
   Legris Industries                   4,000           149
   LVMH Moet Hennessy                  6,995         1,474
   Manitou                               800            87
   Marine Wendel                       4,350           388
   Michelin, series B                 23,800         1,112
   Nord Est                              400            10
   Paribas                            18,700         1,176
   Parisienne de Rees                  4,200           340
   Pernod Ricard                      18,950         1,148
   Peugeot                             8,900         1,019
   Publicis                              900            71
   Saint Gobain                       13,100         1,622
   Saint Louis-Bouchon                 1,350           315
   Sanofi                             16,448         1,300
   SAT                                   550           163
   Scac Delmas Viel                      521           106
   Seita                              43,900         1,760
   SGE*                                4,100            79
   SGS Thomson Micro*                 24,048           964
   Skis Rossingnol                       700           261
   Societe Generale                   11,350         1,249
   Sommer Allibert                    12,000           308
   Thomson                            40,000         1,108
   Total Compaigne, series B*         18,837         1,386
   UIF                                 2,100           166
   Union Assurances Federal            3,200           367
   Usinor Sacilor                    124,700         1,712
   Vallourec                           7,850           310
                                                ----------
                                                    37,820
                                                ----------
GERMANY -- 5.3%
   Aachener & Muenchener                 493           203
   Adidas AG                          15,180         1,308
   Agiv*                              17,180           282
   Allianz Lebensuersicherungs           190           146
   Andrea-Noris Zahn                     960           328
   BASF                              100,800         3,004
   Bayer                             100,750         3,598
   Bayerische Motoren Werke            3,728         2,156

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   BHF Bank                            6,680        $  184
   Colonia Konzern                     5,300           432
   Continental                        26,000           440
   DBV Holding                           910           328
   Deutche Pfandrbrief &
     Hypotheken Bank                   9,320           371
   DLW*                                1,000            77
   Draegerwerk                           320            46
   Dresdner Bank                      36,180           985
   Dyckerhoff                          1,225           267
   Dywidag                               410            55
   Escada                                320            50
   Franfurt Hypothekenbank
     Centralboden                        425            16
   Fried Krupp                         2,510           373
   Gehe AG                            10,700           701
   Heidelberger                          640           425
   Herlitz*                              910            97
   Holsten Brau                          500           116
   Kabelmetall                         1,050            86
   Kaufring*                             820            53
   Kloeckner-Werke*                    6,050           208
   Kolbenschmidt AG*                   7,300            90
   Lehnkering                            460            64
   Nuernberger BET                        50            41
   Praktiker Bau-Und Heimwerker*      12,770           311
   Salamander                            960            97
   Siemens                            15,550           822
   Springer Axel*                        150            89
   Strabag*                              910            77
   Varta*                                820           151
   Veba                               16,270           853
   Viag                                2,190           798
   Viag AG New                           985           353
   Villeroy and Boch                   1,730           236
   Volksfursorge                       1,210           413
   Volkswagen                          7,990         2,964
                                                ----------
                                                    23,694
                                                ----------
HONG KONG -- 3.7%
   Bank of East Asia                  61,000           221
   Cathay Pacific Airways            756,000         1,256
   Cheung Kong Holdings               92,000           646
   Cheung Kong Infrastructure*        40,000            65
   China Light & Power                56,000           238
   Citic Pacific                      73,000           321
   Dickson Concepts                  107,000           130
   Great Eagle Holdings              148,000           429
   Guang Dong Investment             232,000           167
   Hang Lung Development             213,000           402
   Hang Seng Bank                     36,000           369
   Henderson Land Development         39,000           305
   Hong Kong & China Gas             150,000           243
   Hong Kong Aircraft Engineering     40,800           103

================================================================================

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Hong Kong Electric                 50,000        $  149
   Hong Kong Ferry                   131,000           173
   Hong Kong Telecommunications      128,000           214
   Hopewell Holdings                 129,000            69
   HSBC Holdings                     323,490         5,585
   Hutchison Whampoa                  95,000           575
   Hysan Development                  48,000           148
   Jardine International Motor       262,000           341
   Kowloon Motor                     194,600           325
   Kumagai Gumi                      392,400           365
   Kumagai Gumi Warrants*             86,280            17
   Lai Sun Garment                   290,000           373
   Liu Chong Hing                     77,000            76
   New World Development              80,000           388
   Peregrine Investment Holdings     202,000           285
   Peregrine Investments Warrants*    20,200             3
   Shangri-La Asia                   104,000           136
   Sun Hung Kai Properties            70,200           685
   Swire Pacific, series A            53,000           471
   Tai Cheung Hlds                   285,000           219
   Top Glory                       1,700,000           207
   Union Bank Hong Kong               78,000            83
   Wharf Holdings                     55,000           208
   Wheelock                          113,000           228
   Wing Hang Bank                     40,000           155
   Wing Lung Bank                     26,800           155
   Yue Yuen                          339,000            98
                                                ----------
                                                    16,626
                                                ----------
IRELAND -- 0.0%
   Avonmore Food                      56,700           136
                                                ----------
ITALY -- 1.4%
   Banca Popolare Bergamo             20,100           295
   Banca Popolare di Milano           48,900           233
   ENI SPA                           271,243         1,185
   Parmalat Finanziaria              103,400           142
   SAI di Risp                        61,600           201
   Stet Soc Fin Telefonica           401,455         1,275
   Telecom Italia                    691,700         1,110
   Telecom Italia di Risp            219,700           268
   Telecom Italia Mobile SPA         618,100         1,272
   Toro Assicurazioni                 17,100           185
   Unipol                             23,200            46
                                                ----------
                                                     6,212
                                                ----------
JAPAN -- 33.6%
   77th Bank                          60,000           580
   Achilles                          114,000           420
   Airport Facilities                 28,500           238
   Aiya                               28,000           425
   Apollo Electronics                 25,000           439
   Ariake Japan                          400            14

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Asahi Bank                        129,000       $ 1,437
   Asatsu                             21,000           847
   Ashikaga Bank                     149,000           857
   Bank of Fukuoka                   103,000           809
   Bank of Tokyo-Mitsubishi          148,000         3,010
   Best Denki                         36,000           487
   Canon                              72,000         1,339
   Casio Computer                    105,000           908
   Chiba Bank                        117,000           926
   Chuba Electric Power               79,000         1,745
   Chubu Nippon Broadcasting          13,600           332
   Chubu Steel Plate                  73,000           447
   Chubu Suisan                        5,000            26
   Chugai Pharmaceutical             108,000           959
   Chuo Trust & Banking               30,000           306
   Chuo Warehouse                      9,000           109
   Chuoh Pack                         12,000           149
   Comany                              8,000           133
   Computer Engineering & Consult     14,000           129
   Cosmo Oil                         168,000           974
   Dai Ichi Pharmaceutical           138,000         2,108
   Dai Nippon Ink & Chemical         160,000           698
   Dai Nippon Printing                20,000           352
   Dai Tokyo Fire & Marine
     Insurance                       128,000           853
   Dai-Ichi Kangyo Bank              154,000         2,551
   Daido Metal                        23,000           144
   Daidoh                             10,000            78
   Daiwa Bank                         37,000           240
   Daiwa House Industries            134,000         1,912
   Daiwa Securities                  179,000         2,026
   Danto                              35,000           396
   Data Communication Systems          6,000           147
   Denyo                              11,000           151
   Dio Chemicals                       9,000           107
   Dowa Mining                       213,000           939
   East Japan Railway                    438         2,051
   Fanuc                               6,000           219
   Fuji Photo Film                    46,000         1,384
   Fujitsu                           160,000         1,442
   Fujitsu Business Systems           33,000           850
   Fujitsu Kiden                      11,000           140
   Fukuyama Transporting              38,000           335
   General Sekiyu                     77,000           629
   Glory                              37,000         1,137
   Gunma Bank                        134,000         1,344
   Gunze                             158,000           886
   Hachijuni Bank                     73,000           746
   Harim 'B' Steam                       300             3
   Heiwa                              50,000         1,008
   Hitachi                           210,000         1,929
   Hitachi Medical                    53,000           878
   Hokuriko Bank                      61,000           343
   Hokuriku Electric Power            43,000           930

STATEMENT OF NET ASSETS
================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)


INTERNATIONAL
EQUITY PORTFOLIO--CONTINUED

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Honda Motor                        29,000        $  670
   Horiba                             33,000           419
   Horipro                            22,000           300
   Ichiken                            47,000           394
   Ichiyoshi Securities               46,000           263
   Iino Kaiun*                        89,000           402
   Inax                               76,000           727
   Industrial Bank of Japan           38,000           808
   Itoham Foods                       60,000           427
   Izumi Industries                   10,000            82
   Japan Airport Terminal              8,000           113
   Japan Industrial Test               1,500            40
   Japan Living Service               30,000           298
   Japan Maintenance                     250             6
   Japan Process Development           4,000            50
   Japan Tobacco                          95           699
   Jastec                              6,000            91
   Joyo Bank                          90,000           654
   Kentucky Fried Chicken Japan       24,000           426
   Keyence                             7,000           889
   King Jim                           28,000           688
   Kirin Brewery                     110,000         1,134
   Kiyo Bank                          76,000           371
   Kobe Steel*                       383,000         1,005
   Kokusai Electric                   60,000         1,066
   Konica                            143,000           987
   KVK                                10,000           121
   Kyocera                            19,000         1,291
   Kyushu Electric Power              53,300         1,143
   Long Term Credit Bank             232,000         1,584
   Makita                             73,000         1,048
   Mandom                                700            11
   Marubeni                          154,000           748
   Marukyo                            17,000           302
   Matsudo Kousan                     22,000           233
   Matsushita Electric               133,000         2,240
   Matsushita Electric Works         105,000         1,044
   Matsushita Refrigeration           37,000           255
   Minebea                            54,000           451
   Mitsubishi Electric               383,000         2,457
   Mitsubishi Gas Chemical           231,000           952
   Mitsubishi Motor                  223,000         1,818
   Mitsubishi Oil                    259,000         1,990
   Mitsui Marine & Fire              140,000           973
   Mitsui Petrochem                  120,000           808
   Mitsui Trust & Banking             92,000           923
   Miura                              27,000           452
   Mizuno                             39,000           311
   Morita Fire Pump Manufacturing     62,000           409
   NAC                                   800            22
   Nakayamafuku                        6,000            61
   Namura Shipbuilding                84,000           375
   Nanaboshi                          16,000           328
   NBC Industries                      5,000            93

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   NEC                               170,000       $ 1,815
   New Oji Paper                     121,000           982
   NIC                                27,000           442
   Nikko Securities                  107,000         1,064
   Nintendo                           17,700         1,085
   Nippon Computer Systems            14,000           174
   Nippon Credit Bank                259,000           894
   Nippon Hodo                        16,000           237
   Nippon Kanzai                       9,000           273
   Nippon Light Metal                141,000           711
   Nippon Meat Packers                68,000           945
   Nippon Paper                       85,000           509
   Nippon Shoji Kaisha                47,000           437
   Nishio Rent All                    20,000           484
   Nissan Fire & Marine Insurance     40,000           259
   Nisshin Steel                     234,000           851
   Nittetsu Mining                    60,000           541
   Nittetsu Shoji*                    16,000            48
   Nomura Securities                 104,000         1,809
   NSK                               136,000           895
   Ohishi Sangyo                       1,000             9
   Ohmoriya                            9,000           137
   Paltac                             11,000           161
   Pioneer Electronics                24,000           486
   Rengo                             176,000         1,152
   Ricoh Elemex                       10,000           156
   RKB Mainichi Broadcasting          20,000           169
   Roland                             24,000           429
   Royal Hotel                        19,000           161
   Ryobi Limited                      98,000           455
   Ryoyo Electro                      21,000           445
   Sagami Chain                       24,000           455
   Sakura Bank                       298,000         2,825
   Sanko                               9,000           149
   Sankyu Aluminium                  144,000           762
   Sanseido                              200             2
   Santen Pharmaceutical                 900            20
   Sanwa Bank                         52,000           919
   Sanyo Special Steel               314,000         1,170
   Sotoh                              41,000           460
   Satoh & Company                       200             3
   Seijo                              10,000           283
   Seino Transportation               51,000           751
   Sekisui Chemical                   75,000           815
   Sekisui House                     202,000         2,138
   Sekisui House Hokuriku             22,000           304
   Shaddy                             14,000           254
   Shikoku Electric Power             88,000         1,855
   Shimojima                          13,000           297
   Shinden                             4,000            46
   Shiseido                           88,000         1,069
   Shizuoka Bank                      98,000         1,091
   Showa Shell Sekiyo                 95,000           918
   SK Kaken                            4,000            97

================================================================================


-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Spancrete                          18,000        $  166
   Stanley Electric                  125,000           752
   Sumitomo                          116,000           979
   Sumitomo Bank                      75,000         1,374
   Sumitomo Marine and
     Fire Insurance                  129,000           997
   Sumitomo Metal                    190,000           537
   Sumitomo Realty & Development     134,000           942
   Sumitomo Rubber                    77,000           589
   Takano                                300             8
   Takashimaya                        63,000           858
   Takeda Chemical                    19,000           329
   TDK                                20,000         1,152
   Teijin                            270,000         1,317
   Toho Gas                          146,000           443
   Tohoku Electric Power              87,000         1,874
   Toin                               12,000           137
   Tokai Rika                         43,000           423
   Tokushu Paper                      28,000           273
   Tokyo Gas                         281,000           936
   Tokyo Ohka Kogyo                   36,000           918
   Tokyo Steel                           300             5
   Tokyo Tungsten                     23,000           195
   Toppan Printing                   149,000         1,879
   Toshiba                           390,000         2,520
   Toyo Ink                          164,000           860
   Toyo Seikan Kaisha                 32,000         1,028
   Toyo Trust & Banking               96,000           831
   Toyota Motor                       39,000           940
   Trancom                             9,000           137
   Trusco Nakayama                    17,800           423
   Tsuba Nakashima                    80,000           832
   Tsudakoma                         138,000           934
   Tsutsumi Jewelry                   10,000           442
   Victor of Japan                    64,000           789
   Xebio                              24,000           833
   Yaizu Suisankagaku                  5,700            95
   Yakult Honsha                      72,000           941
   Yamaguchi Bank                     18,000           273
   Yamaichi Securities               168,000         1,021
   Yamanouchi Pharmaceutical          81,000         1,670
   Yasuda Trust & Banking            169,000           845
   Yodogawa Steel Works              115,000           796
   Yonex                              21,000           228
   Yonkyu                              7,000           189
   Yushiro Chemical                    9,000            92
                                                ----------
                                                   151,153
                                                ----------
MALAYSIA -- 2.9%
   Angkasa Marketing                  65,000            90
   Arab Malaysian                     91,000           372
   Berjaya Group Berhad              479,000           317
   Berjaya Singer                     75,000            72

-------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
-------------------------------------------------------------------------------
   Bousted                           151,000        $  315
   Cement Industries                  17,000            54
   Datuk Keramat Holdings*           182,000           314
   DCB Holdings                       46,000           140
   Diversified Resource               20,000            65
   Edaran Otomobil                    98,000         1,022
   Faber Group*                       67,000            64
   Genting Berhad                        300             2
   Guinness Anchor                    31,000            70
   Hicom Holdings                     35,000            98
   Hume Industries                    20,000           103
   IGB                               142,000           147
   IOI Properties                    129,900           391
   Jaya Taisa Holdings                11,000            61
   KFC                                23,000           148
   Kuala Lumpur Kepong Berhad        252,500           628
   Land and General                   28,000            51
   Magnum                             80,000           130
   Malayan Banking                    30,500           290
   Malaysian Airline System           76,000           227
   Malaysian International Shipping  309,000           942
   Malaysian Resources                27,000            86
   Matsushita Electric                11,000           105
   MBF Capital                       621,000           887
   Negara Properties                  10,000            35
   Nestle                              8,000            80
   New Straits Times Press            12,000            67
   Nylex Berhad                       13,500            32
   Oriental Holdings                 135,000         1,089
   Perusahaan Otomobil                19,000           103
   Petronas Dagangan                  62,000           174
   Rashid Hussain                    299,000         1,074
   Renong                             61,000            89
   Resorts World                      35,000           191
   Rj Reynolds Berhad                 21,000            61
   Rothmans of Pall Mall               6,000            63
   Sime Uep Properties                33,000            68
   Southern Bank                      95,000           269
   Sungei Way Holdings                22,000           111
   Tasek Cement                      109,000           308
   Technology Resources Industries    19,000            55
   Telekom Malaysia                   30,000           265
   Tenaga Nasionale                   46,000           167
   UMW Holdings Berhad               120,000           477
   United Engineers                  109,530           778
   Westmont Berhad Industries        118,000           210
   YTL                                13,000            64
                                                ----------
                                                    13,021
                                                ----------
NETHERLANDS -- 6.0%
   ABN-Amro Holdings                  58,464         3,194
   ACF Holdings                        4,200            66
   Aegon                              27,339         1,334
   Ahold                              29,343         1,640

STATEMENT OF NET ASSETS
================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)


INTERNATIONAL
EQUITY PORTFOLIO--CONTINUED


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Akzo Nobel                          9,800       $ 1,139
   Beers                               1,100           229
   DSM                                 6,200           571
   Elsevier                          102,050         1,623
   Eriks                                 600            52
   EVC                                 8,500           250
   Hollandsche Beton Groep             2,200           400
   Hoogovens                          12,000           427
   Ing Groep                         120,622         3,757
   KLM                                15,600           429
   Kondor Wessels                      3,900           135
   KPN                                14,300           501
   Macintosh                           6,700           159
   National Invest Bank                4,200           355
   Nedlloyd Groep                     11,600           276
   Nijverdal Tencate                   4,000           206
   NKF Holdings                        5,200           185
   Phillips Electronics               10,400           351
   Polygram                           13,950           830
   Polynorm                              500            43
   Royal Dutch Petroleum              32,700         4,885
   Schuitema                             100           181
   Stad Rotterdam                      9,300           330
   Stork                              15,400           461
   Telegraaf                             300            54
   Van Der Moolen                      6,600           301
   Van Ommeren                         9,100           357
   Vendex International               11,600           407
   Volker Stevin                       5,200           432
   Wolters Kluwer                     13,081         1,643
                                                ----------
                                                    27,203
                                                ----------
NEW ZEALAND -- 0.9%
   Air New Zealand, series B          21,000            63
   Brierley Investment               270,000           268
   Carter Holt Harvey                125,879           282
   Fisher & Paykel Industries        106,607           358
   Fletcher Challenge Building        39,000            86
   Fletcher Challenge Energy          25,200            58
   Fletcher Challenge Paper          478,051           921
   Independent Newspaper              13,270            51
   Lion Nathan                       495,148         1,309
   Telecom of New Zealand            126,064           603
                                                ----------
                                                     3,999
                                                ----------
NORWAY -- 0.7%
   Den Norske Bank                   155,409           500
   Dyno Industrier                     6,000           137
   Kvaerner, series B                 19,300           632
   Leif Hoegh & Company                7,500           130
   Norske Skog                        32,000           986
   SAS Norge                          15,136           146
   UNI-Storebrand, series A          100,000           554
                                                ----------
                                                     3,085
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
SINGAPORE -- 1.5%
   BAT                                71,000        $  273
   City Developments                  97,000           807
   Clipsal Industries                 30,000            60
   Comfort Group                     126,000           120
   Cycle & Carriage                  105,000         1,008
   Development Bank of Singapore      14,000           164
   Far East Levingstone               12,000            58
   Fraser and Neave                   36,800           371
   Goldtron                          237,000           157
   Hai Sun Hup                        70,000            52
   Haw Par Brothers                   62,000           135
   Hotel Properties                  183,000           290
   Inchcape Berhad                    20,000            63
   Industrial & Commercial Bank       62,000           240
   Jardine Matheson Holdings          28,000           176
   Jurong Engineering                 14,000            38
   Keppel                             31,000           236
   Marco Polo Development             31,000            59
   Overseas Chinese Banking           27,000           324
   Overseas Union Bank                31,000           216
   Overseas Union Enterprises         15,000            79
   Pacific Carriers                  235,000           170
   Parkway Holdings                   43,000           135
   Republic Hotel and Resort          69,000            88
   Singapore International Airlines   37,000           392
   Singapore Land                      8,000            52
   Singapore Press                    19,880           345
   Ssangyong Cement                   52,000           136
   United Overseas Bank               15,824           152
   Van Der Horst                      52,000           185
   Wing Tai Holdings                  33,000            71
                                                ----------
                                                     6,652
                                                ----------
SPAIN -- 3.8%
   Acerinox                            5,000           560
   Argentaria                         31,000         1,281
   Azucarera Espana                    2,400            85
   Banco Bilbao-Vizcaya               25,962         1,092
   Banco de Santander                 10,760           552
   Banco Popular Espana                4,873           845
   Conserva Campofrio                  1,600            60
   Cristeria                           2,300           141
   Cubiertas y Mzov                    4,900           322
   Dragados                           28,700           362
   Ebro                                6,600            73
   Elec Reun Zaragoza                  3,400            92
   Empresa Nacional de Electricidad   22,500         1,311
   Empresas Nacional de Cellulosa     24,300           361
   Energia E Ind Aragonesas           26,900           125
   Fomento de Construcciones
     Contratas                         4,100           321
   G.E.S.A                             6,700           368
   Gas Natural                         7,933         1,522
   Iberdrola                         341,850         3,088

================================================================================

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Porsegur                            2,300        $   85
   Repsol                             16,940           550
   Tabacalera, series A               11,200           457
   Telefonica de Espana              113,600         2,111
   Uniland                             3,700           136
   Union Electrica Fenosa            180,200         1,093
   Uralita                            29,000           246
   Vidrala                             1,200            64
                                                ----------
                                                    17,303
                                                ----------
SWEDEN -- 2.0%
   Catena, series A                   18,900           176
   Elkem, series A                    25,000           355
   Enator AB*                          9,600           208
   Ericsson                           57,630         1,345
   Hennes & Mauritz, series B free    19,000         1,974
   Marieberg Tidnings, series A        6,600           144
   Mo Och Domsjo                       9,500           275
   Skandia Forrestry*                 64,700         1,519
   Skanska, series B free             12,300           461
   Sparbanken Sverige, series A       66,600           830
   SSAB, series B                     23,700           333
   Stora Kopparbergs, series A        72,800         1,022
   Svedala AB free                    13,700           236
                                                ----------
                                                     8,878
                                                ----------
SWITZERLAND -- 2.8%
   Aare-Tessin                           410           291
   Baer Holdings                         340           378
   Baloise                               230           489
   Banque Cantonale Vaud               1,120           333
   BBC Brown Boveri                      813         1,003
   Bucher Holdings                       280           215
   Ciba Geigy                            452           571
   CS Holdings                        13,170         1,368
   Daetwyler Holdings                    160           287
   Danzas Holding Regd                    60            62
   Kuoni Reisen Holdings                 190           441
   Kw Laufenburg*                        350            70
   Nestle SA                             200           234
   Rieter                                820           209
   Roche Holdings                        165         1,258
   Sandoz Pharmaceutical               1,899         2,262
   Schindler Holdings                    280           275
   Schweiz Ruckversicherung              800           865
   Sig Schweiz                            20            48
   Swiss Bank*                         3,570           696
   Zurich Versicherung                 4,040         1,112
                                                ----------
                                                    12,467
                                                ----------
UNITED KINGDOM -- 16.4%
   Abbey National                    100,700           929
   Adwest Group                       23,500            44

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Albert Fisher Group               392,200        $  262
   Amec                              152,200           223
   Anglian Group                      46,600           140
   Anglian Water                     118,600         1,081
   Argyll Group                      189,600         1,009
   ASDA Group                        572,600         1,001
   Associated British Foods           96,800           602
   Astec                             172,000           384
   Baird (William)                    70,400           204
   Bass                              161,200         2,094
   BAT Industries                    290,400         1,952
   Bicc                               69,300           362
   Blue Circle Industries            116,600           671
   Boots                              17,600           171
   Bridon                             32,500            53
   Britannic Assurance                12,800           143
   British Aerospace                  50,100           778
   British Airways                   236,000         1,936
   British Biotech                    51,180           174
   British Gas                       190,000           607
   British Sky Broadcasting           41,900           374
   British Telecommunications        619,600         3,632
   Bullough                           64,900            85
   Burmah Castrol                     55,500           909
   Burn Stewart Distillers            23,000            36
   Charter                            18,600           247
   Commercial Union                   56,400           520
   Cortaulds                          78,000           525
   Cowie Group                        69,066           404
   Cray Electronics*                 110,300            60
   Davis Service Group                46,600           182
   De La Rue                          63,000           630
   East Midlands Electricity          41,600           374
   Ed and F Man PLC                   71,600           181
   Edinburgh Fund Manage               8,600            84
   EIS Group                           7,900            41
   Electron House*                     9,100            28
   Ferguson International Holding     17,300            63
   Fine Art Devs                      14,700           117
   Frost Group                        54,710           105
   General Accident                  119,900         1,229
   General Electric                  157,300           947
   Glaxo Wellcome                    122,700         1,759
   GO Ahead Group                     16,900            79
   Grampian Holdings                  17,000            34
   Granada Group                      58,200           792
   Grand Metropolitan                 67,200           497
   Great Universal Stores             42,200           429
   Guardian Royal Exchange           279,400         1,104
   Guinness                           69,900           522
   Hambros                            96,700           397
   Hammerson                         104,600           629
   Hanson                            529,300         1,302
   Harrison & Crossfield             158,500           330

STATEMENT OF NET ASSETS
================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)


INTERNATIONAL
EQUITY PORTFOLIO--CONCLUDED

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Hillsdown Holdings                159,300        $  455
   HSBC Holdings                      36,400           639
   HSBC Holdings (HK)                 48,000           823
   Hunting                            66,700           116
   Hyder PLC                          34,700           396
   Invseco PLC                        64,600           243
   Kenwood Appliance                  19,000            62
   Kwik Save Group                    21,800           135
   Lasmo                             198,700           602
   Lex Service                        61,000           371
   Life Sciences                      32,000            54
   London Electric                    45,400           447
   Marston Thompson                   11,600            53
   McKechnie                          42,300           338
   Mirror Group                      128,800           397
   Morrison Supermarket              118,200           317
   National Power                    139,000           872
   National Westminster              176,000         1,820
   Next                               73,700           668
   Northern Electric                  40,900           344
   North West Water Group            149,500         1,414
   Northern Ireland Electricity       29,700           155
   Nurdin & Peacock                   11,600            24
   Ocean Group                        31,300           219
   Peninsular & Oriental             154,000         1,236
   Perkins Food                       36,300            46
   Persimmon                          44,200           148
   Powergen                           82,200           649
   Premier Cons Oil                  197,900            92
   Prudential                        131,400           886
   Rank Organisation                 123,000           860
   Reckitt & Coleman                  88,500           941
   Redland                            80,800           553
   Renold                             77,800           357
   Reuters Holdings                   74,600           869
   RJB Mining                         48,900           401
   Rolls Royce                       220,000           763
   Scapa Group                        62,900           247
   Scottish Hydro-Electric            97,400           458
   Scottish Power                    214,500         1,026
   Sedgwick Group                    165,000           312
   Severn Trent                      123,900         1,170
   Shell Transportation & Trading    252,700         3,673
   Smiths Industries                  51,900           614
   South West Water                   40,100           449
   Southern Electric                  80,900           848
   Staveley Industries                23,200            71
   Sun Alliance Group                332,337         2,107
   Tarmac Ord                        225,400           354
   Tate & Lyle                       219,700         1,581
   Taylor Woodrow                    151,000           402
   Thames Water                      125,400         1,090
   Tomkins                           150,000           612
   TSB Lloyds Group*                 374,400         2,192
   TT Group                           37,900           189
   Unigate                            68,200           459

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Vaux Group                         42,400        $  186
   Vendome Units                      71,400           664
   Vodafone Group                    109,100           411
   Vosper Thornycroft                  4,900            61
   Waddington (John)                   9,300            38
   Wardle Storeys                     11,300            83
   Watson & Philip                     9,500            71
   Wessex Water                       64,300           345
   Whitecroft                         12,100            34
   Williams Holdings                 180,500           996
   Yorkshire Electric                 35,800           430
   Yorkshire Water                    32,100           341
                                                ----------
                                                    73,746
                                                ----------
Total Foreign Common Stocks
   (Cost $417,528)                                 432,091
                                                ----------

FOREIGN PREFERRED STOCKS -- 0.2%
GERMANY -- 0.0%
   Herlitz Preferred*                    500            51
   Krones Preferred                      730           271
   Suedzucker Preferred                  320           160
                                                ----------
                                                       482
                                                ----------
ITALY -- 0.2%
   Fiat Preferred                    438,100           696
                                                ----------
Total Foreign Preferred Stocks
   (Cost $1,319)                                     1,178
                                                ----------

FOREIGN CONVERTIBLE BOND -- 0.0%
FRANCE -- 0.0%
   Castorama Dubois
     3.15%, 01/01/03                     216            52
                                                ----------
Total Foreign Convertible Bond
   (Cost $45)                                           52
                                                ----------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill
     5.200%, 01/09/97 (A)             $1,000           981
                                                ----------
Total U.S. Treasury Obligation
   (Cost $981)                                         981
                                                ----------

REPURCHASE AGREEMENTS -- 1.4%
   State Street Bank
     4.75%, dated 08/30/96, matures
     09/03/96, repurchase price
     $1,106,584 (collateralized by
     U.S. Treasury Bond, 7.5%, due
     11/15/16, par value $860,652,
     market value $906,988)            1,106         1,106

================================================================================

--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                            (000)     VALUE (000)
--------------------------------------------------------------------------------
   JP Mortgage
     5.23%, dated 08/30/96, matures
     09/03/96, repurchase price
     $5,091,737 (collateralized by
     various GNMA obligations, 7%,
     due 02/15/26-05/15/96, total
     par value $5,347,026, total
     market value $5,101,978)         $5,089       $ 5,089
                                                ----------
Total Repurchase Agreements
   (Cost $6,195)                                     6,195
                                                ----------
Total Investments-- 97.9%
   (Cost $426,068)                                 440,497
                                                ----------
Other Assets and Liabilities, Net -- 2.1%            9,270
                                                ----------

NET ASSETS:
   Portfolio Shares of Class A
     (unlimited authorization -- no
     par value) based on 44,040,681
     outstanding shares of beneficial
     interest                                      392,506
   Portfolio Shares of Class D
     (unlimited authorization -- no
     par value) based on 11,082
     outstanding shares of beneficial
     interest                                          110
   Undistributed net investment
     income                                          1,970
   Accumulated net realized
     gain on investments                            40,861
   Net unrealized appreciation
     on foreign currency and translation
     of other assets and liabilities
     in foreign currency                                 6
   Net unrealized depreciation on futures
     contracts                                        (115)
   Net unrealized appreciation
     on investments                                 14,429
                                                ----------
 Total Net Assets--100.0%                         $449,767
                                                ----------
                                                ----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.21
                                                ----------
                                                ----------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS D                       $10.12
                                                ----------
                                                ----------
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS D ($10.12/95%)                $10.65
                                                ----------
                                                ----------

*  NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

EMERGING MARKETS EQUITY PORTFOLIO

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 78.3%
ARGENTINA -- 3.2%
   Banco Frances ADR                  39,700    $      918
   Ciadea*                           151,470           673
   Cresud*                           591,600           965
   Irsa                               92,550           258
   Irsa ADR                            2,777            77
   Perez Companc                     135,146           757
   Sidera*                           487,249         1,146
                                                ----------
                                                     4,794
                                                ----------
BRAZIL -- 1.8%
   Cia Vale Rio Doce ADR               7,800           141
   Telecom Brasileiras ADR            23,300         1,733
   Telemig*                          207,302            19
   Telesp                            217,452            37
   Telebras                       12,800,000           775
                                                ----------
                                                     2,705
                                                ----------
CHILE -- 2.7%
   Compania de Telecom Chile ADR      24,030         2,349
   Enersis ADR                        39,430         1,227
   Moneda Chile Fund*                 27,222           231
   Quimica y Minera Chile ADR          4,500           237
                                                ----------
                                                     4,044
                                                ----------
CHINA -- 0.4%
   Huaneng Power
     International ADR*               35,900           633
                                                ----------
CZECH REPUBLIC -- 2.8%
   Cokoladovny                         1,730           238
   Czech Value Fund*                  59,500           536
   Czech Value Fund Warrants*          5,900             7
   Komercni Banka                     42,216         1,153
   Komercni Banka GDR                 15,400           479
   PIF                                22,259           326
   Sporitelni Privat Vseobecny*       20,893            59
   SPT Telecom*                        7,200           945
   Vynosovy*                          77,655           422
                                                ----------
                                                     4,165
                                                ----------
GREECE -- 0.4%
   Aegek                              30,070           176
   Greek Progress Fund                55,460           466
   Hellenic Bottling                       5            --
                                                ----------
                                                       642
                                                ----------
HONG KONG -- 2.8%
   Guang Dong Investment           1,011,000           726
   Guangshen Railway ADR*             44,200           845
   Johnson Electric Holdings         292,900           653
   MC Packaging                    1,076,000           421

STATEMENT OF NET ASSETS
================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)


EMERGING MARKETS
EQUITY PORTFOLIO--CONTINUED

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Shangri-La Asia                   682,000     $     891
   Yue Yuen                        2,466,000           710
                                                ----------
                                                     4,246
                                                ----------
HUNGARY -- 0.2%
   Borsodchem GDR                     17,800           334
                                                ----------
INDIA -- 5.5%
   Bajaj Auto GDR                     64,000         2,328
   Indian Hotels GDS*                 52,600         1,374
   Industrial Credit and
     Investment of India*            143,900         1,646
   Tata Engineering GDR              178,100         2,951
                                                ----------
                                                     8,299
                                                ----------
INDONESIA -- 3.2%
   Asahimas Flat Glass               242,500           145
   Bank Bali                              75            --
   Bank Bali Warrants*                   400            --
   Bimantara Citra                   786,500           806
   Ciputra Development                68,000            64
   Matahari Putra Prima              209,000           274
   Mulia Industrindo                 328,100           333
   PT Aneka Kimia Raya               142,000           152
   PT Telecom ADR                     42,300         1,179
   PT Timbang Timah                  136,000           218
   Hanjaya Mandala Sampoerna         119,500         1,151
   Semen Gresik                      110,000           307
   Tambang Timah GDR                   6,700           107
   Tjiwi Kimia                           178            --
                                                ----------
                                                     4,736
                                                ----------
ISRAEL -- 0.5%
   Koor Industries ADR                 7,700           133
   Koor Industries Limited               646            56
   Osem Investment Limited            16,942           100
   Teva Pharmaceuticals                  814           297
   Teva Pharmaceuticals ADR            5,200           190
                                                ----------
                                                       776
                                                ----------
MALAYSIA -- 12.5%
   Arab Malaysian                    549,000         2,246
   Arab Malaysian Finance            118,000           573
   DCB Holdings                      588,000         1,793
   DCB Holdings Warrants*            144,000           172
   Edaran Otomobil                   171,000         1,784
   IJM                               855,000         1,598
   IOI                             1,881,000         2,762
   Malaysian Resources               180,000           570
   Metacorp                          349,000           994
   New Straits Times Press           267,000         1,500
   Petronas Gas                      379,000         1,581
   Resorts World                     211,000         1,151

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   SAP Holdings                      170,000     $     839
   Telekom Malaysia                  145,000         1,280
                                                ----------
                                                    18,843
                                                ----------
MEXICO -- 8.8%
   Banamex Accival, series L*        328,340           674
   Bufete Industrial ADR              38,000           684
   Cemex, series B                   407,400         1,704
   Cemex CPO                         253,500           926
   Empresas la Maderna               271,800         1,377
   Grupo Industria Alfa, series A    610,899         2,684
   Grupo Financiero
     Banamex, series B*            1,073,000         2,316
   Grupo Radio Centro ADR             51,400           405
   Industrias Penoles                196,000           848
   Kimberly Clark, series A           24,000           440
   San Luis CPO                      216,100         1,280
                                                ----------
                                                    13,338
                                                ----------
MORROCCO -- 0.1%
   Banque Marocaine GDR*              15,000           195
                                                ----------
PAKISTAN -- 0.1%
   Adamjee Insurance                   2,850             8
   D.G. Khan Cement*                  55,440            16
   Engro Chemicals                     4,040            16
   Pakistan State Oil                  9,230            86
                                                ----------
                                                       126
                                                ----------
PERU -- 1.8%
   Buenaventura ADR*                  24,200           457
   Credicorp                          67,288         1,312
   Telefonica del Peru, series B     419,900           982
                                                ----------
                                                     2,751
                                                ----------
PHILIPPINES -- 3.2%
   Aboitiz Equity Ventures*        2,845,700           397
   C & P Homes                       272,500           198
   DMCI Holdings*                  1,245,000           904
   Filinvest Land                    610,900           215
   Keppel Philippine
     Holdings, series B*             244,200            58
   Manila Mining, series B*       38,920,000            30
   Metro Pacific                   4,877,000         1,491
   Philippine Long Distance               20             1
   Philippine Long Distance ADR       12,680           759
   Philippine National Bank *         35,900           600
   Republic Glass                    593,000           154
   Uniwide Holdings                  273,000            58
                                                ----------
                                                     4,865
                                                ----------
PORTUGAL -- 3.1%
   Capital Portugal Fund*              7,500           771

================================================================================

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Empresa Fabril de
     Maquinas Electricas*             53,200      $    579
   Portucel Industrial Empresa       162,100         1,100
   Sonae Investimentos                76,760         2,211
                                                ----------
                                                     4,661
                                                ----------
RUSSIA -- 0.8%
   Irkutskenegro RDC  GDR*                12           246
   Mosenergo ADS*                     33,700           969
                                                ----------
                                                     1,215
                                                ----------
SOUTH AFRICA -- 6.8%
   Anglo American Gold
     Investment Company                9,100           838
   Anglovaal, series N                37,800         1,188
   Barlow                             54,500           502
   Clinic Holdings                   325,500           381
   Highstone Property Fund           832,200           293
   Iscor                           1,853,088         1,111
   Lonrho                            542,000         1,486
   Pepsi International                 3,000           294
   Randgold                          116,500           784
   Sappi                              82,900           799
   Sasol                             147,721         1,647
   Servgro International              73,600           379
   Waltons Stationary                244,300           545
                                                ----------
                                                    10,247
                                                ----------
SOUTH KOREA -- 5.2%
   Korea Electric Power ADR           85,150         1,809
   Korea Fund                         84,500         1,616
   Korea Investment Fund*             32,933           313
   Korea Mobile Telecom ADR*          32,100           514
   Korea Mobile Telecom ADR*          99,700         1,570
   Pohang Iron & Steel ADR            56,900         1,245
   Samsung Electronics  GDS*              19            --
   Samsung Electronics
     Non-voting GDS*                     874            20
   Samsung Electronics GDS*           21,680           520
   Samsung Electronics
     New 1/2 Non-voting GDS*           3,163           149
                                                 ----------
                                                     7,756
                                                 ----------
TAIWAN -- 3.5%
   Advanced Semiconductors
     Engineering GDR                  81,810           575
   China Steel GDR*                   64,450         1,458
   ROC Taiwan Fund*                  175,300         1,928
   Taiwan Equity Fund*                64,000           656
   Yageo GDR*                         89,864           736
                                                ----------
                                                     5,353
                                                ----------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
THAILAND -- 7.2%
   Bangkok Bank SER                   13,300     $     115
   Bangkok Bank SER 2                368,000         3,171
   Banpu Public                       14,832           380
   Central Pattana                    68,100           283
   CH Karnchang                      117,800           810
   Dhana Siam Finance & Securities   230,000         1,100
   Electric Generating               390,010         1,156
   Phatra Thanakit                    99,000           528
   PTT Exploration                    44,800           613
   Regional Container                 14,700           195
   Siam Cement                        19,800           761
   Thai Farmers Bank                  33,000           350
   Thai Farmers Bank SER             208,100         1,423
   Thai Farmers Bank Warrant*          4,125             7
                                                ----------
                                                    10,892
                                                ----------
TURKEY -- 1.7%
   Alarko                          1,618,000           242
   Cimentas                        1,442,629           233
   Erciyas Biracilik GDR              47,100           485
   Koc Holdings                      735,000           150
   Migros                            637,000           507
   Tat Konservecili                  942,598           133
   Trakya Cam                      8,328,964           389
   Yapi Ve Kredi Bankas           18,300,000           380
                                                ----------
                                                     2,519
                                                ----------
Total Foreign Common Stocks
   (Cost $117,143)                                 118,135
                                                ----------

FOREIGN PREFERRED STOCKS -- 15.3%
BRAZIL -- 15.1%
   Banco Bradesco                410,099,968         3,470
   Brahma                            550,000           349
   Cemig                          75,600,000         2,276
   Electrobras, series B           8,136,000         2,234
   Lojas Americana                61,300,000         1,062
   Lojas Renner                    7,700,000           432
   Marco Polo, series B*             730,000           152
   Petrol Brasileiros             18,154,000         2,170
   Randon Participacoes          146,500,000            65
   Sadia Concordia                   453,000           281
   Schulz                          1,200,000            21
   Telebras                       28,009,000         2,078
   Telemig, series B              15,350,000         1,745
   Telerj                         15,710,232         1,685
   Telesp                          5,074,000           974
   Uniao De Bancos Brasilias      40,500,000         1,036
   Usiminas Gerais             1,800,000,000         1,877
   Vale Rio Doce                      32,352           627
   Weg                               630,000           291
                                                ----------
                                                    22,825
                                                ----------
                                      -11-

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)


EMERGING MARKETS
EQUITY PORTFOLIO--CONCLUDED

--------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
PHILIPPINES -- 0.2%
   Philippine Long Distance            7,300      $    248
                                                ----------
Total Foreign Preferred Stocks
   (Cost $20,504)                                   23,073
                                                ----------
FOREIGN CONVERTIBLE BONDS -- 3.0%
PHILIPPINES -- 0.2%
   Ayala
     0.000%, 12/08/00                 $  260           242
                                                ----------
SOUTH AFRICA -- 0.1%
   Barlow
     7.000%, 09/20/04                    190           204
                                                ----------
TAIWAN -- 1.5%
   Nanya Plastic
     1.750%, 07/19/01                  1,465         1,575
   United Microelectronics
     1.250%, 06/08/04                    618           743
                                                ----------
                                                     2,318
                                                ----------
THAILAND -- 1.2%
   Bangkok Bank
     3.250%, 03/03/04                    150           162
   Banpu Public
     2.750%, 04/10/03                  1,365         1,392
   Central Patana
     2.750%, 04/10/01                    240           252
                                                ----------
                                                     1,806
                                                ----------
Total Foreign Convertible Bonds
   (Cost $4,611)                                     4,570
                                                ----------
REPURCHASE AGREEMENT -- 5.7%
   State Street Bank
     4.75%, dated 08/30/96, matures
     09/03/96, repurchase price
     $8,613,544 (collateralized by
     U.S. Treasury Bond, 7.5%, due
     11/15/16, par value $8,335,000,
     market value $8,783,740)          8,609         8,609
                                                ----------
Total Repurchase Agreement
   (Cost $8,609)                                     8,609
                                                ----------
Total Investments-- 102.3%
   (Cost $150,867)                                 154,387
                                                ----------
Other Assets and Liabilities, Net -- (2.3%)         (3,548)
                                                ----------
NET ASSETS:
   Portfolio Shares of Class A
     (unlimited authorization --
     no par value) based on
     13,036,864 outstanding
     shares of beneficial interest                 146,164

--------------------------------------------------------------------------------
                                     FACE          MARKET
DESCRIPTION                     AMOUNT (000)(1)  VALUE (000)
--------------------------------------------------------------------------------
   Accumulated net investment
     loss                                       $     (106)
   Accumulated net realized
     gain on investments                             1,268
   Net unrealized depreciation
     on foreign currency translation
     of other assets and liabilities
     in foreign currency                                (7)
   Net unrealized appreciation
     on investments                                  3,520
                                                ----------
Total Net Assets--100.0%                          $150,839
                                                ----------
                                                ----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS           $11.57
                                                ----------
                                                ----------
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
ADS -- AMERICAN DEPOSITORY SHARES
GDR -- GLOBAL DEPOSITORY RECEIPT
GDS -- GLOBAL DEPOSITORY SHARES
SER -- SHAREHOLDER EQUITY RIGHTS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INTERNATIONAL FIXED INCOME PORTFOLIO

FOREIGN BONDS -- 84.0%
AUSTRALIA -- 0.6%
   Australian Government
     9.500%, 08/15/03                    565        $  485
   Queensland Treasury
     8.000%, 08/14/01                    478           383
                                                ----------
                                                       868
                                                ----------
AUSTRIA -- 5.1%
   Republic of Austria
     4.500%, 09/28/05             JY 220,000         2,275
     3.750%, 02/03/09             JY 526,000         5,068
                                                ----------
                                                     7,343
                                                ----------
BELGIUM -- 2.7%
   Kingdom of Belgium
     7.250%, 04/29/04                 15,000           520
     5.100%, 11/21/04                 99,500         3,353
                                                ----------
                                                     3,873
                                                ----------
CANADA -- 1.8%
   Canadian Government
     6.500%, 06/01/04                  1,150           805
     9.000%, 06/01/25                  2,130         1,749
                                                ----------
                                                     2,554
                                                ----------

================================================================================

--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000)(1)    VALUE (000)
--------------------------------------------------------------------------------
DENMARK -- 1.4%
   Danish Mortgage
     6.000%, 10/01/26                  2,820      $    405
   Kingdom of Denmark
     8.000%, 03/15/06                  6,455         1,177
     7.000%, 11/10/24                  3,200           485
                                                ----------
                                                     2,067
                                                ----------
EUROPEAN CURRENCY UNIT -- 2.8%
   European Investment Bank
     6.625%, 03/15/00                374,000         4,032
                                                ----------
FRANCE -- 4.3%
   Government of France
     5.500%, 04/25/04                 32,670         6,167
                                                ----------
GERMANY -- 22.9%
   Bundesobligation
     8.375%, 01/20/97                 12,003         8,262
   Deutschland Republic
     6.000%, 02/16/06                 18,710        12,296
     6.250%, 01/04/24                  1,070           645
   KFW International Finance
     6.625%, 04/15/03                  1,140           795
   Treuhandanstalt
     6.375%, 07/01/99                  6,790         4,831
     6.500%, 04/23/03                  8,945         6,222
                                                ----------
                                                    33,051
                                                ----------
ITALY -- 4.7%
   Italian Government
     8.500%, 08/01/99              2,050,000         1,357
     10.500%, 09/01/05             7,720,000         5,435
                                                ----------
                                                     6,792
                                                ----------
JAPAN -- 21.4%
   Export-Import Bank
     4.375%, 10/01/03                481,000         4,904
   World Bank
     4.500%, 06/20/00              1,076,900        10,987
     5.250%, 03/20/02                769,600         8,218
     4.500%, 03/20/03                656,900         6,778
                                                ----------
                                                    30,887
                                                ----------
NETHERLANDS -- 2.1%
   Kingdom of Netherlands
     5.750%, 01/15/04                  5,040         2,984
                                                ----------
SPAIN -- 1.6%
   Kingdom of Spain
     11.300%, 01/15/02               263,050         2,366
                                                ----------
SWEDEN -- 3.2%
   Kingdom of Sweden
     10.250%, 05/05/03                 8,900         1,514
   Swedish Treasury Note
     11.000%, 01/21/99                18,600         3,088
                                                ----------
                                                     4,602
                                                ----------

--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000)(1)    VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- 9.4%
   European Investment Bank
     7.000%, 03/30/98                    200    $      315
   United Kingdom Treasury
     8.000%, 12/07/00                  3,850         6,218
     6.750%, 11/26/04                  3,098         4,548
     8.000%, 12/07/15                  1,580         2,415
                                                ----------
                                                    13,496
                                                ----------
Total Foreign Bonds
   (Cost $119,843)                                 121,082
                                                ----------

U.S. TREASURY OBLIGATIONS -- 7.9%
   U.S. Treasury Bill
     5.394%, 09/19/96                  2,700         2,692
     5.205%, 10/10/96                  8,000         7,954
   U.S. Treasury Bond
     6.000%, 02/15/26                     40            34
   U.S. Treasury Note
     6.250%, 04/30/01                    615           603
     6.875%, 05/15/06                     92            92
                                                ----------
Total U.S. Treasury Obligations
   (Cost $11,387)                                   11,375
                                                ----------

REPURCHASE AGREEMENT -- 2.2%
   State Street Bank
     4.75%, dated 08/30/96, matures
     09/03/96, repurchase price
     $3,241,710 (collateralized by
     U.S. Treasury Bond, 7.5%, due
     11/15/16, par value $3,136,880,
     market value $3,305,763)          3,240         3,240
                                                ----------
Total Repurchase Agreement
   (Cost $3,240)                                     3,240
                                                ----------

FOREIGN CURRENCY OPTION -- 0.0%
   German Deutschemark Call            2,683            33
                                                ----------
Total Foreign Currency Option
   (Cost $21)                                           33
                                                ----------
Total Investments-- 94.1%
   (Cost $134,491)                                $135,730
                                                ----------
                                                ----------
JY -- JAPANESE YEN
(1) IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)


                                                              ------------------
                                                                INTERNATIONAL
                                                                FIXED INCOME
                                                              ------------------
ASSETS:
   Investment securities (Cost $134,491)                          $135,730
   Cash                                                                 20
   Foreign currency (Cost $1,911)                                    1,909
   Interest receivable                                               3,487
   Investment securities sold                                        6,508
   Unrealized gain on forward foreign
     currency contracts                                                257
   Other assets                                                         95
                                                                ----------
   Total Assets                                                    148,006
                                                                ----------
LIABILITIES:
   Investment securities purchased                                   3,368
   Capital shares redeemed                                             375
   Other liabilities                                                   123
                                                                ----------
   Total Liabilities                                                 3,866
                                                                ----------
   Net Assets                                                     $144,140
                                                                ----------
                                                                ----------

NET ASSETS:
   Portfolio shares of Class A (unlimited
     authorization -- no par value)
     based on 12,980,323 outstanding
     shares of beneficial interest                                 140,947
   Undistributed net investment income                                 583
   Accumulated net realized gain on
     investments                                                     1,088
   Net unrealized appreciation on forward
     foreign currency contracts,
     foreign currencies and translation of
     other assets and liabilities denominated
     in foreign currencies                                             283
   Net unrealized appreciation on investments                        1,239
                                                                ----------
   Net Assets                                                     $144,140
                                                                ----------
                                                                ----------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                     $  11.10
                                                                ----------
                                                                ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
SEI INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED AUGUST 31, 1996 (UNAUDITED)

                                                            ------------------    ------------------  ------------------
                                                                                       EMERGING          INTERNATIONAL
                                                               INTERNATIONAL            MARKETS              FIXED
                                                                  EQUITY                EQUITY              INCOME
                                                            ------------------    ------------------  ------------------
INVESTMENT INCOME:
   Dividends                                                    $ 7,420                $ 1,306              $   --
   Interest                                                         573                    207               3,058
   Less: Foreign taxes withheld                                    (970)                   (79)                (56)
                                                                --------               --------            --------
   Total Investment Income                                        7,023                  1,434               3,002
                                                                --------               --------            --------
EXPENSES:
   Management fees                                                1,034                    385                 354
   Management fees waived                                           (35)                  (132)                (86)
   Investment advisory fees                                       1,154                    619                 174
   Investment advisory fees waived                                  (48)                   (80)                (29)
   Custodian/wire agent fees                                        314                    277                  83
   Shareholder servicing fee                                        181                     --                  --
   Professional fees                                                 86                     19                  15
   Registration & filing fees                                        35                     37                  20
   Printing fees                                                     83                     13                  19
   Trustee fees                                                      20                      4                   5
   Pricing fees                                                      10                      6                   5
   Distribution fees                                                 46                     --                   9
   Amortization of deferred
     organization costs                                              --                      1                   6
   Miscellaneous fees                                                47                      7                   9
                                                                --------               --------            --------
   Total Expenses                                                 2,927                  1,156                 584
                                                                --------               --------            --------
NET INVESTMENT INCOME                                             4,096                    278               2,418
                                                                --------               --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain (loss) from:
     Security transactions                                       26,986                  1,231                 318
     Futures contracts                                             (971)                    --                  --
     In-Kind redemption                                           4,240                     --                  --
   Net realized loss on forward foreign
     currency contracts and foreign
     currency transactions                                         (387)                  (185)               (712)
   Net change in unrealized depreciation
     on forward foreign currency contracts,
     foreign currencies, and translation
     of other assets and liabilities
     denominated in foreign currencies                              (71)                    (4)               (286)
   Net change in unrealized appreciation
     (depreciation) on investments                              (24,206)                 2,416               2,686
                                                                --------               --------            --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                      $ 9,687                $ 3,736              $4,424
                                                                --------               --------            --------
                                                                --------               --------            --------


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED AUGUST 31, 1996 (UNAUDITED) AND FOR THE YEAR ENDED FEBRUARY 29, 1996.

                                                                ------------------       ----------------     ----------------
                                                                                             EMERGING          INTERNATIONAL
                                                                   INTERNATIONAL              MARKETS              FIXED
                                                                      EQUITY                  EQUITY              INCOME
                                                                ------------------       ----------------     ----------------
                                                                 1996*       1996         1996*     1996      1996*     1996
                                                                ------------------       ----------------     ----------------
OPERATIONS:
   Net investment income (loss)                                $  4,096   $  4,107     $    278   $   (70)  $  2,418  $ 2,910
   Net realized gain from security transactions                  30,255     21,730        1,231       180        318    2,362
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                   (387)      (983)        (185)     (125)      (712)   2,856
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign
     currencies, and translation of other assets and
     liabilities denominated in foreign currencies                  (71)     1,021           (4)       (2)      (286)      97
   Net change in unrealized appreciation (depreciation)
     on investments                                             (24,206)    24,496        2,416     1,050      2,686   (2,509)
                                                               ---------  ---------    ---------  --------  --------- --------
   Net increase in net assets from operations                     9,687     50,371        3,736     1,033      4,424    5,716
                                                               ---------  ---------    ---------  --------  --------- --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                         --     (5,932)          --       (11)        --   (6,969)
     Class D                                                         --         (3)          --        --         --       --
   Net realized gains:
     Class A                                                         --    (28,871)          --      (143)        --     (665)
     Class D                                                         --        (17)          --        --         --       --
                                                               ---------  ---------    ---------  --------  --------- --------
   Total dividends distributed                                       --    (34,823)          --      (154)        --   (7,634)
                                                               ---------  ---------    ---------  --------  --------- --------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from shares issued in merger                      150,364         --           --        --         --       --
     Proceeds from shares issued                                165,671    203,255       88,898    64,401     67,849   70,012
     Reinvestment of cash distributions                              --     20,015           --       148         --    6,218
     Cost of shares redeemed                                   (177,078)  (219,674)      (8,976)   (3,547)   (12,451) (32,574)
     Cost of shares redeemed in-kind                            (46,630)        --           --        --         --       --
                                                               ---------  ---------    ---------  --------  --------- --------
     Increase in net assets derived from Class A                 92,327      3,596       79,922    61,002     55,398   43,656
                                                               ---------  ---------    ---------  --------  --------- --------
   Class D:
     Proceeds from shares issued                                    112        146           --        --         --       --
     Reinvestment of cash distributions                              --         19           --        --         --       --
     Cost of shares redeemed                                       (204)       (18)          --        --         --       --
                                                               ---------  ---------    ---------  --------  --------- --------
     Increase (decrease) in net assets derived from Class D         (92)       147           --        --         --       --
                                                               ---------  ---------    ---------  --------  --------- --------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS                                    92,235      3,743       79,922    61,002     55,398   43,656
                                                               ---------  ---------    ---------  --------  --------- --------
         Net increase in net assets                             101,922     19,291       83,658    61,881     59,822   41,738
NET ASSETS:
   Beginning of period                                          347,845    328,554       67,181     5,300     84,318   42,580
                                                               ---------  ---------    ---------  --------  --------- --------
   End of period                                               $449,767   $347,845     $150,839   $67,181   $144,140  $84,318
                                                               ---------  ---------    ---------  --------  --------- --------
                                                               ---------  ---------    ---------  --------  --------- --------
(1) CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued in merger                                     14,951         --           --        --         --       --
     Shares issued                                               16,055     20,144        7,670     5,959      6,297    6,081
     Reinvestment of cash distributions                              --      2,037           --         1         --      559
     Shares redeemed                                            (18,902)   (21,676)        (780)     (329)    (1,150)  (2,894)
     Shares redeemed in-kind                                     (4,462)        --           --        --         --       --
                                                               ---------  ---------    ---------  --------  --------- --------
     Total Class A transactions                                   7,642        505        6,890     5,631      5,147    3,746
                                                               ---------  ---------    ---------  --------  --------- --------
   Class D:
     Shares issued                                                   10         15           --        --         --       --
     Reinvestment of cash distributions                              --          2           --        --         --       --
     Shares redeemed                                                (20)        (2)          --        --         --       --
                                                               ---------  ---------    ---------  --------  --------- --------
     Total Class D transactions                                     (10)        15           --        --         --       --
                                                               ---------  ---------    ---------  --------  --------- --------
         Net increase in capital shares                           7,632        520        6,890     5,631      5,147    3,746
                                                               ---------  ---------    ---------  --------  --------- --------
                                                               ---------  ---------    ---------  --------  --------- --------

* FOR THE SIX MONTH PERIOD ENDED AUGUST 31, 1996.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
SEI INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED AUGUST 31, 1996 (UNAUDITED) AND FOR THE YEARS ENDED FEBRUARY 28 OR 29,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 NET
        NET ASSET     NET     REALIZED  DISTRIBUTIONS  DISTRIBUTIONS
          VALUE   INVESTMENT     AND       FROM NET        FROM         NET ASSET
        BEGINNING   INCOME   UNREALIZED   INVESTMENT  REALIZED CAPITAL  VALUE END   TOTAL
        OF PERIOD   (LOSS)  GAINS/(LOSSES) INCOME(4)       GAINS        OF PERIOD   RETURN
-------------------------------------------------------------------------------------------

-------------------------------
INTERNATIONAL EQUITY PORTFOLIO
-------------------------------

CLASS A
  1996*  $10.00   $  0.09    $  0.12     $    --       $     --          $10.21     2.10%
  1996     9.59      0.14       1.45       (0.19)         (0.99)          10.00    17.30
  1995    11.00      0.15      (0.97)         --          (0.59)           9.59    (7.67)
  1994     8.93      0.13       2.05       (0.11)            --           11.00    24.44
  1993     9.09      0.16       0.04       (0.36)            --            8.93     2.17
  1992     9.56      0.19      (0.36)      (0.30)            --            9.09    (1.63)
CLASS D
  1996*  $ 9.93   $  0.08     $ 0.11     $    --       $     --          $10.12     1.91%
  1996     9.56      0.04       1.50       (0.18)         (0.99)           9.93    16.77
  1995(1) 10.81      0.01      (0.67)         --          (0.59)           9.56    (6.33)

----------------------------------
EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------

CLASS A
  1996*  $10.93    $ 0.03      $0.61    $     --       $     --          $11.57     5.86%
  1996    10.27     (0.02)      0.72          --          (0.04)          10.93     6.83
  1995(2) 10.00      0.01       0.26          --             --           10.27     2.70

-------------------------------------
INTERNATIONAL FIXED INCOME PORTFOLIO
-------------------------------------

CLASS A
  1996*  $10.77     $0.37     $(0.04)   $     --       $     --          $11.10     3.06%
  1996    10.42      0.58       0.89       (1.02)         (0.10)          10.77    13.96
  1995    10.23      0.43       0.40       (0.62)         (0.02)          10.42     8.43
  1994(3) 10.00      0.14       0.18       (0.09)            --           10.23     6.41



                                                                  RATIO OF
                                                     RATIO OF  NET INVESTMENT
                                       RATIO OF      EXPENSES   INCOME/(LOSS)
                          RATIO OF  NET INVESTMENT  TO AVERAGE   TO AVERAGE
           NET ASSETS     EXPENSES   INCOME/(LOSS)  NET ASSETS    NET ASSETS   PORTFOLIO   AVERAGE
             END OF      TO AVERAGE   TO AVERAGE    (EXCLUDING    (EXCLUDING   TURNOVER   COMMISSION
          PERIOD (000)   NET ASSETS   NET ASSETS     WAIVERS)      WAIVERS)      RATE        RATE+
-----------------------------------------------------------------------------------------------------

-------------------------------
INTERNATIONAL EQUITY PORTFOLIO
-------------------------------

CLASS A
  1996*    $449,655        1.27%        1.78%          1.31%        1.74%         54%      $0.0168
  1996      347,646        1.25         1.29           1.29         1.25         102         n/a
  1995      328,503        1.19         1.30           1.21         1.28          64         n/a
  1994      503,498        1.10         1.46           1.24         1.32          19         n/a
  1993      178,287        1.10         1.80           1.53         1.37          23         n/a
  1992       92,456        1.10         2.07           1.52         1.63          79         n/a
CLASS D
  1996*    $    112        1.65%        1.22%          1.70%        1.17%         54%      $0.0168
  1996          199        1.65         0.58           1.90         0.33         102         n/a
  1995(1)        51        1.47         0.42           1.48         0.41          64         n/a

----------------------------------
EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------

CLASS A
  1996*    $150,839        1.95%        0.46%          2.30%        0.11%         22%      $0.0002
  1996       67,181        1.95        (0.23)          2.72        (1.00)        104         n/a
  1995(2)     5,300        1.95         1.79           4.98        (1.24)         --         n/a

-------------------------------------
INTERNATIONAL FIXED INCOME PORTFOLIO
-------------------------------------

CLASS A
  1996*    $144,140        1.00%        3.04%          1.20%        2.84%        136%       n/a
  1996       84,318        1.00         4.70           1.27         4.43         269        n/a
  1995       42,580        1.00         4.68           1.30         4.38         303        n/a
  1994(3)    23,678        1.00         3.81           1.61         3.20         126        n/a


* FOR THE SIX MONTH PERIOD ENDED AUGUST 31, 1996. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THAT PERIOD HAVE BEEN ANNUALIZED.
  AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) INTERNATIONAL EQUITY CLASS D SHARES WERE OFFERED BEGINNING MAY 1, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED. (2) EMERGING MARKETS EQUITY CLASS A SHARES WERE OFFERED BEGINNING JANUARY 17, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED. (3) INTERNATIONAL FIXED INCOME CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 1, 1993. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(4) DISTRIBUTIONS FROM NET INVESTMENT INCOME INCLUDE DISTRIBUTIONS OF CERTAIN FOREIGN CURRENCY GAINS AND LOSSES.
 + AVERAGE  COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)

1. ORGANIZATION
SEI International Trust, (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with three portfolios: the International Equity Portfolio (formerly the Core International Equity Portfolio), the Emerging Markets Equity Portfolio and the International Fixed Income Portfolio (together the "Portfolios"). The Trust's prospectus provides a description of each Funds investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Portfolios and Class D shares of the International Equity Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
     SECURITY VALUATION -- Investment securities which are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service at the last quoted sales price for such securities, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations sixty days or less remaining until maturity are valued at amortized cost which approximates market value.
     FEDERAL INCOME TAXES -- It is the intention of each Portfolio to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.
     The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated.
The Portfolios accrue such taxes when the related income is earned.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day. It is computed by dividing the assets of the portfolio, less its liabilities, by the number of outstanding shares of the portfolio.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.
     The Portfolios may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty of the Portfolio.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The Portfolios do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

================================================================================

     The Portfolios do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the Federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.
     The Portfolios report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.
     FORWARD FOREIGN CURRENCY CONTRACTS -- The portfolios enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded as the Portfolios do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Portfolios realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.
     FOREIGN CURRENCY OPTIONS -- Premiums paid by a portfolio for the purchase of an option are included in the portfolio's Schedule of Investments as an investment and subsequently "marked-to-market" to reflect the current value of the option. For an option held by a portfolio on the stipulated expiration date, the portfolio realizes a gain or loss. If the portfolio enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the purchased option. If the portfolio exercises a purchased call option, the cost of the underlying investment which the fund purchases upon exercise will be increased by the premium originally paid.
     FUTURES CONTRACTS -- The International Equity Portfolio utilized futures contracts during the six month period ended August 31, 1996. The Portfolio's investment in these futures contracts is designed to enable the Portfolio to more closely approximate the performance of it's benchmark index.
     Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.
     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Portfolios are prorated to the Portfolios on the basis of relative net assets.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.
     OTHER -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investments securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Portfolio are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.

================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Fund Management (the "Manager"), a wholly owned subsidiary of SEI Corporation, and the Trust are parties to a management agreement dated August 30, 1988, under which the Manager provides management, administrative and shareholder services to the Fund for an annual fee equal to .45% of the average daily net assets of the International Equity Portfolio, .60% of the average daily net assets of the International Fixed Income Portfolio, and .65% of the average daily net assets of the Emerging Markets Equity Portfolio. The Manager has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each Portfolio.
     SEI Financial Management Corporation (SFM) acts as the investment advisor for the International Equity and the Emerging Markets Equity Portfolios. Under the Investment Advisory Agreement, SFM receives an annual fee of .475% of the average daily net assets of the International Equity Portfolio and 1.05% of the average daily net assets of the Emerging Markets Equity Portfolio.
     Pursuant to Sub-Advisory Agreements with SFM, Acadian Asset Management, Inc., Farrell Wako Global Investment Management, Inc., Morgan Grenfell Investment Services Limited, Seligman Henderson Co., Yamaichi Capital Management, Inc. and Yamaichi Capital Management (Singapore) Limited serve as Sub-Advisors to the International Equity Portfolio, and Montgomery Asset Management, L.P. serves as Sub-Advisor to the Emerging Markets Equity Portfolio.
     Strategic Fixed Income, L.P., the advisor for the International Fixed Income Portfolio, is a party to an investment advisory agreement with the Trust dated June 15, 1993. Under the investment advisory agreement, Strategic Fixed Income, L.P. receives an annual fee of .30% of the average daily net assets of the Portfolio. Strategic Fixed Income, L.P. has voluntarily agreed to waive all or a portion of its fee, in conjunction with the Manager, in order to limit the total operating expenses of the Portfolio.
     SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Portfolio's distributor pursuant to a distribution agreement with the Trust. The Portfolio's have adopted a shareholder service plan for Class A shares ("the Class A Plan") under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefore. Under the Class A Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. In addition, the Portfolios may enter into such arrangements directly. Under the Class A Plan, a Portfolio may pay the Distributor a fee at a negotiated annual rate of up to .25% of the average daily net assets of such Portfolio attributable to Class A shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services.
     The International Equity Portfolio has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares will be paid to the Distributor. As of August 31, 1996, the Distributor was taking a fee under the Class D Plan of only .25% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.
     Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. Compensation of Officers and affiliated Trustees is paid by the Manager.

4. ORGANIZATIONAL COSTS
Organizational costs have been capitalized by the Portfolio and are being amortized using the straight line method over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Portfolio acquired by the Manager are redeemed during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the Manager by the Portfolio will be reduced by an amount equal to a pro rata portion of the unamortized organizational costs.

5. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolios enter into forward foreign currency exchange contracts as hedges against portfolio positions. Such contracts, which are designed to protect the value of the Portfolio's investment securities

================================================================================
against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.
     The following forward foreign currency contracts were outstanding at August 31, 1996:

                                           IN        UNREALIZED
      MATURITY          CONTRACTS TO    EXCHANGE    APPRECIATION
        DATES         DELIVER/RECEIVE      FOR     (DEPRECIATION)
   --------------   ------------------- ---------  --------------

INTERNATIONAL FIXED INCOME PORTFOLIO:
-------------------------------------
Foreign Currency Sales:
09/24/96-10/24/96 AD     15,594,479  $ 12,263,521  $    (52,892)
09/24/96          BF    105,963,385     3,426,098       (50,037)
09/24/96-10/24/96 CD     10,693,766     7,813,939       (11,414)
09/24/96-10/24/96 CH     22,129,219    18,008,801      (497,929)
09/24/96-10/24/96 DK     60,742,765    10,436,582      (202,261)
09/24/96-10/24/96 DM    113,470,407    73,306,881    (1,561,039)
09/24/96-10/24/96 FF    142,957,164    28,002,821      (262,806)
09/24/96-10/24/96 IT 39,498,948,103    25,786,542      (277,944)
09/24/96-10/24/96 JY  9,474,662,026    87,923,798       387,339
09/24/96          NG     10,679,998     6,347,926       (97,555)
09/24/96-10/24/96 SK     53,793,277     8,101,821       (24,994)
09/24/96-10/24/96 SP  1,136,630,081     8,960,773      (112,508)
09/24/96-10/24/96 UK     29,126,416    44,861,293      (581,501)
09/24/96          XE      2,612,071     3,230,087       (97,987)
                                     ------------   ------------
                                     $340,470,883   $(3,443,528)
                                     ------------   ------------
                                     ------------   ------------
Foreign Currency Purchases:
09/24/96-10/24/96 AD     16,114,480$   12,691,343    $    37,197
09/24/96          BF     28,842,916       916,018         30,175
09/24/96-10/24/96 CD     13,100,574     9,619,484        (30,569)
09/24/96-10/24/96 CH     26,005,949    21,107,356        638,052
09/24/96-10/24/96 DK     77,284,310    13,346,131        181,637
09/24/96-10/24/96 DM    118,988,058    79,495,843      1,038,553
09/24/96-10/24/96 FF    129,216,040    25,109,560        436,597
09/24/96-10/24/96 IT 44,096,985,404    28,640,737        453,499
09/24/96-10/24/96 JY  9,562,312,662    88,576,702       (163,703)
09/24/96-10/24/96 NG      9,833,542     5,826,664        111,128
09/24/96-10/24/96 SK     41,306,323     6,199,524         39,559
09/24/96-10/24/96 SP  1,373,232,899    10,676,629        280,133
09/24/96-10/24/96 UK     34,224,593    52,848,478        543,770
09/24/96          XE      2,909,062     3,598,074        108,401
                                     ------------   ------------
                                     $358,652,543     $3,704,429
                                     ------------   ------------
                                     ------------   ------------
                                                      $  260,901
                                                    ------------
                                                    ------------
CURRENCY LEGEND
AD    Australian Dollar   IT    Italian Lira
BF    Belgian Franc       JY    Japanese Yen
CD    Canadian Dollar     NG    Netherlands Guilder
CH    Swiss Frank         SK    Swedish Krona
DK    Danish Kroner       SP    Spanish Peseta
DM    German Mark         UK    British Pounds Sterling
FF    French Franc        XE    European Currency Unit

At August 31, 1996, the International Fixed Income Portfolio had unrealized losses on closed but unsettled forward foreign currency contracts of $3,725 scheduled to settle on September 24, 1996.

6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the period ended August 31, 1996, were as follows:

                                        PURCHASES     SALES
                                          (000)       (000)
                                        ----------  ----------
International Equity Portfolio          $262,315     $287,147
Emerging Markets Equity Portfolio        102,569       23,864
International Fixed Income Portfolio     168,623      127,215

     The International Fixed Income Portfolio sold $138,000 in U.S. government securities, during the period ended August 31, 1996.

     For Federal income tax purposes, the cost of securities owned at August 31, 1996 and the net realized gains or losses on securities sold for the period then ended was not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation at August 31, 1996 for the Portfolios is as follows:

                                                          NET
                           APPRECIATED  DEPRECIATED    UNREALIZED
                           SECURITIES    SECURITIES   APPRECIATION
                              (000)         (000)         (000)
                           -----------  -----------   ------------
International Equity
   Portfolio                 $34,667     $(20,238)       $14,429
Emerging Markets Equity
   Portfolio                  11,616       (8,096)         3,520
International Fixed
   Income Portfolio            1,557         (318)         1,239

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)

7. FUTURES CONTRACTS
The International Equity Portfolio had the following futures contracts open as of August 31, 1996:


  Contract        Number of   Trade   Settlement  Unrealized
 Description      Contracts   Price      Month    Gain/(Loss)
--------------    ---------  -------- ----------- -----------
IBEX 35 Index         74     4,082.50  Sept. 1996$   (2,130)
IBEX 35 Index          8     4,031.00  Sept. 1996       99
IBEX 35 Index         25     4,090.00  Sept. 1996     (870)
IBEX 35 Index         15     4,081.00  Sept. 1996     (414)
IBEX 35 Index          8     4,112.00  Sept. 1996     (419)

CAC 40 Index           1     1,983.50  Sept. 1996     (425)
CAC 40 Index           1     2,019.50  Sept. 1996   (1,844)
CAC 40 Index           1     1,999.00  Sept. 1996   (1,038)
CAC 40 Index           1     1,992.00  Sept. 1996     (761)
CAC 40 Index           1     2,023.00  Sept. 1996   (1,988)
CAC 40 Index           2     2,035.00  Sept. 1996   (4,925)
CAC 40 Index           1     2,020.50  Sept. 1996   (1,889)

DAX Index              1     2,554.00  Sept. 1996   (1,024)
DAX Index              1     2,568.00  Sept. 1996   (1,972)
DAX Index              1     2,575.00  Sept. 1996   (2,446)

FT-SEI 100 Index       1     3,818.50  Sept. 1996    2,394
FT-SEI 100 Index       1     3,803.00  Sept. 1996    2,999
FT-SEI 100 Index       1     3,888.00  Sept. 1996     (322)
FT-SEI 100 Index       1     3,882.00  Sept. 1996      (88)
FT-SEI 100 Index       1     3,903.00  Sept. 1996     (908)
FT-SEI 100 Index       2     3,916.00  Sept. 1996   (2,832)
FT-SEI 100 Index       1     3,908.00  Sept. 1996   (1,103)

Hang Seng Index        3    11,340.00  Sept. 1996   (4,850)
Hang Seng Index        1    11,339.00  Sept. 1996   (1,610)

Australia Ords Index   1     2,219.00  Sept. 1996      823
Australia Ords Index   1     2,233.00  Sept. 1996      546
Australia Ords Index   2     2,242.00  Sept. 1996      736
Australia Ords Index   1     2,285.00  Sept. 1996     (483)
Australia Ords Index   1     2,269.00  Sept. 1996     (166)
Australia Ords Index   2     2,289.00  Sept. 1996   (1,124)
Australia Ords Index   1     2,299.00  Sept. 1996     (760)
Australia Ords Index   1     2,279.00  Sept. 1996     (364)

Nikkei 225 Index       1    20,815.00  Sept. 1996   (2,785)
Nikkei 225 Index       2    20,790.00  Sept. 1996   (5,341)
Nikkei 225 Index       2    20,590.00  Sept. 1996   (3,499)
Nikkei 225 Index       1    20,645.00  Sept. 1996   (2,003)
Nikkei 225 Index       3    20,900.00  Sept. 1996   (9,530)
Nikkei 225 Index       2    21,180.00  Sept. 1996   (8,932)
Nikkei 225 Index       3    21,230.00  Sept. 1996  (14,088)
Nikkei 225 Index       4    21,455.00  Sept. 1996  (22,928)
Nikkei 225 Index       3    21,205.00  Sept. 1996  (13,743)
Nikkei 225 Index       1    20,935.00  Sept. 1996   (3,338)
                                              -------------
                                                 $(115,345)
                                              -------------
                                              -------------


8. CONCENTRATION OF RISKS
Each Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Portfolio invests in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the Portfolio to meet their obligations may be a affected by economic and political developments in a specific country, industry or region.

9. FUND MERGERS
Effective March 25, 1996, all the assets and liabilities of the European Equity Portfolio and Pacific Basin Portfolio were transferred to the International Equity Portfolio in a tax-free reorganization pursuant to a Reorganization Agreement approved by the shareholders. The net asset value of the European Equity and Pacific Basin Portfolios of $81,709,082 and $68,655,364, respectively, were transferred to the International Equity Portfolio, in exchange for 8,126,302 and 6,828,057 shares of the International Equity Portfolio; those shares were then distributed to shareholders in liquidation of the European Equity and Pacific Basin Equity Portfolios.

SHAREHOLDERS VOTING RESULTS
================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)

     There was a special meeting scheduled for March 15, 1996 at which the shareholders of the International Equity Portfolio (the "Portfolio") voted on a series of proposals (the "Proposals"). The proposals and the results of the shareholder meeting are set forth below.

PROPOSAL 1: To approve or disapprove the selection of Schroder Capital Management International Limited ("Schroder") as Investment Sub-Adviser for the Portfolio, and to approve or disapprove the Investment Sub-Advisory Agreement between SEI Financial Management Corporation ("SFM" or "Adviser") and Schroder relating to the Portfolio.

                                 SHARES VOTED
                                 ------------
            For                   17,659,400
            Against                   45,468
            Abstain                  167,635
            Broker Non-Vote                0


PROPOSAL 2: To approve or disapprove the selection of Morgan Grenfell Investment Services Limited ("Morgan Grenfell") as Investment Sub-Adviser for the Portfolio, and to approve or disapprove the Investment Sub-Advisory Agreement between SFM and Morgan Grenfell relating to the Portfolio.

                                 SHARES VOTED
                                 ------------
            For                   17,677,064
            Against                   40,629
            Abstain                  154,810
            Broker Non-Vote                0


PROPOSAL 3:    To approve or disapprove an Amended Investment Sub-Advisory
Agreement between SFM and Acadian Management, Inc. ("Acadian") which would increase the sub-advisory fee paid to Acadian by SFM.

                                 SHARES VOTED
                                 ------------
            For                   16,911,937
            Against                  389,829
            Abstain                  169,555
            Broker Non-Vote          401,182

PROPOSAL 4: To approve or disapprove an Amended Investment Advisory Agreement between the Portfolio and SFM which would increase the advisory fee paid to SFM.

                                 SHARES VOTED
                                 ------------
            For                   16,873,568
            Against                  427,017
            Abstain                  170,736
            Broker Non-Vote          401,182


     There was a special meeting scheduled for March 15, 1996 at which the shareholders of the European Equity and Pacific Basin Funds (the "Portfolios") voted on a proposal (the "Proposal"). The proposal and results of the shareholder meeting are set forth below.


PROPOSAL 1: The approval or disapproval of an Agreement and Plan of Reorganization and Liquidation providing for (i) the transfer of substantially all of the assets and liabilities of the Pacific Basin Equity Portfolio to the International Equity Portfolio in exchange for Class A Shares of the International Equity Portfolio; (ii) the distribution of the International Equity Portfolio Shares so received to shareholders of the Pacific Basin Equity Portfolio; and (iii) the termination under state law of the Pacific Basin Equity Portfolio.

European Equity Portfolio:

                                 SHARES VOTED
                                 ------------
            For                    3,063,788
            Against                   46,127
            Abstain                   50,364


Pacific Basin Portfolio:

                                 SHARES VOTED
                                 ------------
            For                    3,582,944
            Against                   66,922
            Abstain                   49,330

================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)

     There was a special meeting scheduled for April 30, 1996 at which the shareholders of the International Fixed Income Portfolio (the "Portfolio") voted on a series of proposals ("the Proposals"). The meeting was adjourned until June 28, 1996, however, none of the Proposals passed due to a failure to reach quorum within 60 days of the meeting date. The Proposals and results of the shareholder meeting are set forth below.

PROPOSAL 1: To eliminate the Portfolio's fundamental limitations concerning diversification and the acquisition of more than 10% of the outstanding voting securities of any one issuer.

                                 SHARES VOTED
                                 ------------
            For                    3,077,302
            Against                  511,516
            Abstain                  129,733


PROPOSAL 2: To amend the Portfolio's fundamental limitation concerning industry concentration.

                                 SHARES VOTED
                                 ------------
            For                    3,300,537
            Against                  264,782
            Abstain                  153,232


PROPOSAL 3: To amend the Portfolio's fundamental limitation concerning borrowing to enhance the Portfolio's ability to borrow money.

                                 SHARES VOTED
                                 ------------
            For                    3,253,043
            Against                  299,939
            Abstain                  165,569


PROPOSAL 4: To amend the Portfolio's fundamental limitation concerning making loans to enhance the Portfolio's ability to make loans.

                                 SHARES VOTED
                                 ------------
            For                    3,285,583
            Against                  296,625
            Abstain                  136,343
PROPOSAL 5: To reclassify the Portfolio's fundamental limitation concerning pledging assets as non-fundamental, and to amend certain language.

                                 SHARES VOTED
                                 ------------
            For                    3,292,908
            Against                  258,736
            Abstain                  166,908


PROPOSAL 6: To reclassify the Portfolio's fundamental limitation concerning investment in securities for the purpose of exercising control as non-fundamental.

                                 SHARES VOTED
                                 ------------
            For                    3,355,129
            Against                  219,874
            Abstain                  143,548


PROPOSAL 7: To amend the Portfolio's fundamental limitation concerning investment in real estate and commodities to clarify the Portfolio's ability to invest in commodities contracts relating to financial instruments.

                                 SHARES VOTED
                                 ------------
            For                    3,182,261
            Against                  404,927
            Abstain                  131,363


PROPOSAL 8: To reclassify the Portfolio's fundamental limitation concerning short sales and margin sales as non-fundamental, and to amend certain language.

                                 SHARES VOTED
                                 ------------
            For                    3,145,445
            Against                  438,897
            Abstain                  134,209

================================================================================

PROPOSAL 9: To reclassify the Portfolio's fundamental investment limitation concerning investment in securities of investment companies as non-fundamental, and to amend certain language.

                                 SHARES VOTED
                                 ------------
            For                    3,338,906
            Against                  242,612
            Abstain                  137,032


PROPOSAL 10: To amend the Portfolio's fundamental limitation concerning the issuance of senior securities to clarify the Portfolio's ability to issue senior securities.

                                 SHARES VOTED
                                 ------------
            For                    3,138,395
            Against                  446,834
            Abstain                  133,322



PROPOSAL 11: To reclassify the Portfolio's fundamental limitation concerning investment in securities of an issuer whose securities are owned by officers and trustees of the Trust as non-fundamental.

                                  SHARES VOTED
                                 ------------
            For                    3,040,487
            Against                  547,917
            Abstain                  130,147


PROPOSAL 12: To reclassify the Portfolio's fundamental limitation concerning investment of more than 5% of total assets in securities of companies with less than three years of operating history as non-fundamental.

                                 SHARES VOTED
                                 ------------
            For                    3,312,687
            Against                  281,404
            Abstain                  124,460


PROPOSAL 13: To reclassify the Portfolio's fundamental limitation concerning investment in restricted securities as non-fundamental, and to amend certain language.

                                 SHARES VOTED
                                 ------------
            For                    3,080,522
            Against                  503,929
            Abstain                  134,100


PROPOSAL 14: To authorize the Board of Trustees to appoint additional or replacement sub-advisers for the Portfolio without seeking approval of the Shareholders of the contracts pursuant to which such sub-advisers serve.

                                 SHARES VOTED
                                 ------------
            For                    3,361,475
            Against                  179,242
            Abstain                  177,834


PROPOSAL 15: To approve the selection of SFM as the Investment Adviser for the Portfolio, and to approve the Investment Advisory Agreement between the Trust, on behalf of the Portfolio, and SFM.

                                 SHARES VOTED
                                 ------------
            For                    3,469,393
            Against                  119,067
            Abstain                  130,091


PROPOSAL 16: To approve the selection of Strategic Fixed Income, L.P. ("Strategic") as an investment sub-adviser for the Portfolio, and to approve the form of investment sub-advisory agreement between SFM and Strategic.

                                  SHARES VOTED
                                 ------------
            For                    3,433,005
            Against                  122,045
            Abstain                  163,501

SHAREHOLDERS VOTING RESULTS (CONCLUDED)
================================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1996 (UNAUDITED)

         There was a special meeting scheduled for July 5, 1996 at which the shareholders of the SEI International Trust voted on a proposal to elect a Board of Trustees. Due to a lack of quorum on July 5, 1996, the meeting was adjourned until August 14, 1996. The name of each Trustee elected at the meeting and the results of the Shareholder Vote are listed below. There are no additional trustees whose term of office continued after the meeting.


PROPOSAL 1: To consider and act upon a proposal to elect a Board of Trustees.

TRUSTEE                      SHARES           SHARES
--------                     ------           ------
                             VOTED           WITHHELD
                             ------         ----------
                              "FOR"         AUTHORITY
                             ------         ----------
Robert A Nesher             41,157,709        273,208
Frank E. Morris             41,160,705        270,212
William M. Doran            41,162,075        268,842
F. Wendell Gooch            41,163,507        267,410
James M. Storey             41,162,075        268,842
George J. Sullivan, Jr.     41,162,075        268,842

NOTES

================================================================================
SEI INTERNATIONAL TRUST
================================================================================
SEMI-ANNUAL REPORT
================================================================================
AUGUST 31, 1996


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Stephen G. Meyer
CONTROLLER, CHIEF FINANCIAL OFFICER
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. Lydon
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISORS
INTERNATIONAL EQUITY PORTFOLIO
SEI Financial Management

EMERGING MARKETS EQUITY PORTFOLIO
SEI Financial Management

INTERNATIONAL FIXED INCOME PORTFOLIO
Strategic Fixed Income L.P.

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Financial Services Company

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI FINANCIAL SERVICES COMPANY, THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

SEI FINANCIAL
SERVICES
COMPANY
680 East Swedesford Road
Wayne, PA 19087-1658
800-DIAL-SEI/800-342-5734

SEI-F-031-06